Loans - Schedule of Purchased Loans (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Jun. 30, 2025
One-to-four-family residential real estate [Member]
Schedule of Purchased Loans [Line Items]
Carrying amount of loans	$ 88	$ 134